Summary of Significant Accounting Policies - Schedule of Disaggregates the Group’s Revenue Product Categories (Details) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Disaggregates the Group’s Revenue Product Categories [Line Items]
Net revenue		$ 5,412,757	$ 4,543,585
Medical Devices Other than Masks [Member]
Schedule of Disaggregates the Group’s Revenue Product Categories [Line Items]
Net revenue	[1]	4,958,295	4,196,880
Masks [Member]
Schedule of Disaggregates the Group’s Revenue Product Categories [Line Items]
Net revenue		427,861	309,962
Commodity Trading [Member]
Schedule of Disaggregates the Group’s Revenue Product Categories [Line Items]
Net revenue		21,929	36,743
Others [Member]
Schedule of Disaggregates the Group’s Revenue Product Categories [Line Items]
Net revenue		$ 4,672

[1]	Medical devices are mainly anesthesia and respiratory consumables.